Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000
June 30, 2015

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Commonwealth Trust (the trust):
Fidelity Advisor Event Driven Opportunities Fund
Fidelity Event Driven Opportunities Fund
Fidelity Large Cap Stock Fund
Fidelity Mid-Cap Stock Fund
Fidelity Series Small Cap Discovery Fund
Fidelity Small Cap Discovery Fund
Fidelity Small Cap Stock Fund (the funds)
File Nos. 002-52322 and 811-02546

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Scott C. Goebel
Scott C. Goebel
Secretary of the Trust